Segment Information - Summary of Disaggregated Revenue from Contracts with Customers (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of services	₨ 3,007	$ 40	₨ 2,239	₨ 2,159
Performance obligations satisfied over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sale of services	₨ 3,007	$ 40	₨ 2,239	₨ 2,159